OPERATING SEGMENTS (Details 4) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating segments [Line Items]
Interest and valuation		$ 16,116,500	$ 16,696,393	$ 15,748,805	[1]
Long-lived assets	[2]	12,332,027	11,214,617
Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		16,451,929	16,913,547	15,438,921
Long-lived assets	[2]	5,798,411	5,215,146
Segment Reconciling Items [Member]
Operating segments [Line Items]
Interest and valuation		(335,429)	(220,667)	309,884
Long-lived assets	[2]	6,533,616	5,999,471
Colombia [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		12,379,140	13,108,005	11,695,937
Long-lived assets	[2]	4,788,744	4,353,782
Panama [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		2,166,482	1,986,741	1,898,058
Long-lived assets	[2]	378,021	297,832
Puerto rico [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		77,917	68,556	56,519
Long-lived assets	[2]	321	388
Peru [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation	[3]	253	658	15,753
Long-lived assets	[2],[3]	165,076	115,840
EL SALVADOR [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		932,444	883,538	902,371
Long-lived assets	[2]	296,040	280,562
Costa Rica [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		0	0	0
Long-lived assets	[2]	131	80
Guatemala [Member] | Operating Segments [Member]
Operating segments [Line Items]
Interest and valuation		895,693	866,049	$ 870,283
Long-lived assets	[2]	$ 170,078	$ 166,662

[1]	Some figures in the performance by operating segment disclosure for the year ended as of December 31, 2016 disclosed in the Bank’s annual report in 2016 have been changed due to an impact at the disaggregation level in the process of adopting IFRS 15. See adoption of new accounting standards in Note 32 Impacts on application of new standards.
[2]	Included foreclosed assets, premises and equipment, investment property and goodwill presented within Other assets in the Consolidated Statement of Financial Position.
[3]	Investments in FiduPerú and Arrendamiento Operativo CIB S.A.C. are classified as Asset held for sale in the Consolidated Statement of Financial Position. For further information, see Note 12 Assets held for sale and inventories